Share Capital - Founders’ warrants (Details)	12 Months Ended
	Dec. 31, 2022 shares employee	Dec. 31, 2021 shares
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expired (in shares)	100,565	3,476
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expired (in shares)	100,000	0
Former employees | BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted | employee	3
Former Executive Board members | BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted | employee	2
Exercisable (in shares)	30,060